Leases - Summary of Maturity of the Lease Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Up to 1 month [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,327,145	$ 1,092,167
Over 1 month and up to 3 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,174,557	1,440,951
Over 3 months and up to 6 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,527,000	1,893,297
Over 6 months and up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,340,473	3,267,279
Total up to 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	6,369,175	7,693,694
Over 12 months and up to 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,999,332	4,497,733
Over 24 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,620,127	8,253,941
Total over 12 months [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 7,619,459	$ 12,751,674